PLANT AND EQUIPMENT, NET (Details) - SL BIO LTD - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PLANT AND EQUIPMENT, NET
Property and equipment, gross	$ 350,555	$ 28,467
Less: accumulated depreciation	(101,661)	(9,489)
Total	248,894	18,978
Depreciation expenses	93,685	43,307
Impairment	0	0
Gain on disposal of plant and equipment		6,086
Leasehold improvement
PLANT AND EQUIPMENT, NET
Property and equipment, gross	299,175
Machinery and equipment
PLANT AND EQUIPMENT, NET
Property and equipment, gross	29,867	$ 28,467
Office equipment
PLANT AND EQUIPMENT, NET
Property and equipment, gross	$ 21,513